UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	¥ 1,131,395	$ 157,937	¥ 1,619,938
Cost of revenues	(1,127,333)	(157,370)	(1,595,192)
General and administrative	(76,324)	(10,654)	(70,868)
Research and development	(3,589)	(501)	(4,939)
Gain on disposal of intangible assets	5,744	802	7,022
Total operating expenses	(74,169)	(10,353)	(68,785)
Operating loss	(70,107)	(9,786)	(44,039)
Interest income	395	55	258
Interest expense	(2,174)	(303)	(2,301)
Other (expense)/income, net	994	139	(3,055)
Loss before income tax	(70,892)	(9,895)	(49,137)
Income tax benefit	17,902	2,499	2,622
Net loss	(52,990)	(7,396)	(46,515)
Net income attributable to non-controlling interests	(111)	(15)	(6,020)
Net loss attributable to ordinary shareholders of Quhuo Limited	¥ (53,101)	$ (7,411)	¥ (52,535)
Loss per share:
Basic | (per share)	¥ (0.06)	$ (0.01)	¥ (0.63)
Diluted | (per share)	¥ (0.06)	$ (0.01)	¥ (0.63)
Shares used in loss per share computation:
Basic	896,950,139	896,950,139	83,289,067
Diluted	896,950,139	896,950,139	83,289,067
Other comprehensive income/(loss):
Foreign currency translation adjustment	¥ (121)	$ (17)	¥ 1,850
Comprehensive loss	(53,111)	(7,413)	(44,665)
Comprehensive income attributable to non-controlling interests	(111)	(15)	(6,020)
Comprehensive loss attributable to ordinary shareholders of Quhuo Limited	¥ (53,222)	$ (7,428)	¥ (50,685)